Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, authorized (in shares)	31,850,304
Convertible preferred stock, shares issued (in shares)	31,850,304	31,850,304
Convertible preferred stock, shares outstanding (in shares)	31,850,304
Common stock, shares authorized (in shares)	29,012,034	29,012,034
Common stock, shares issued (in shares)	4,220,998	4,219,606
Common stock outstanding (in shares)	4,220,998	4,219,606
Common stock, par value (in usd per share)	$ 0.0001	$ 0.001
Series 1 Preferred Stock
Convertible preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Convertible preferred stock, authorized (in shares)	12,438,704	12,438,704
Convertible preferred stock, shares issued (in shares)	12,433,953	12,433,953
Convertible preferred stock, shares outstanding (in shares)	12,433,953	12,433,953
Series 2 Preferred Stock
Convertible preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Convertible preferred stock, authorized (in shares)	7,507,699	7,507,699
Convertible preferred stock, shares issued (in shares)	7,499,996	7,499,996
Convertible preferred stock, shares outstanding (in shares)	7,499,996	7,499,996
Series 3 Preferred Stock
Convertible preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Convertible preferred stock, authorized (in shares)	4,000,000	4,000,000
Convertible preferred stock, shares issued (in shares)	4,000,000	4,000,000
Convertible preferred stock, shares outstanding (in shares)	4,000,000	4,000,000
Common Stock
Convertible preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Convertible preferred stock, authorized (in shares)	29,012,034	29,012,034
Convertible preferred stock, shares issued (in shares)	4,220,998	4,219,606
Convertible preferred stock, shares outstanding (in shares)	4,220,998	4,219,606